Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Nov. 12, 2024 USD ($) item $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Our compensation committee and board generally make equity grants on regularly scheduled dates, which includes grants in February for executive officers and other employees and following our annual meetings of shareholders for non-employee directors. The board or compensation committee may change any regularly scheduled grant date if the board or compensation committee determines that making grants on such date would not be in the Company's best interest. Equity grants may also be made on other dates in connection with new hires, promotions or similar events. During 2024, our compensation committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards to our executive officers (including our named executive officers), and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

On November 6, 2024 the board approved Mr. Karnani’s new hire equity grants. These awards were made on November 12, 2024, the first day of Mr. Karnani’s employment with the Company. On November 14, 2024, the Company amended a periodic report on Form 8-K to include certain financial information and pro forma financial information in connection with the Company’s acquisition of Ironshore. The table below provides information regarding Mr. Karnani’s option grant.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award

Percentage Change
in the Closing
Market Price of the
Securities
Underlying the
Award Between
the Trading Day
Ending
Immediately Prior
to the Disclosure of
Material Nonpublic
Information and
the Trading Day
Beginning
Immediately Following
the Disclosure of
Material Nonpublic
Information

Vikram Karnani	11/12/2024	130,344	31.41	2,228,622	(2)%

Award Timing Method	Our compensation committee and board generally make equity grants on regularly scheduled dates, which includes grants in February for executive officers and other employees and following our annual meetings of shareholders for non-employee directors. The board or compensation committee may change any regularly scheduled grant date if the board or compensation committee determines that making grants on such date would not be in the Company's best interest. Equity grants may also be made on other dates in connection with new hires, promotions or similar events. During 2024, our compensation committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards to our executive officers (including our named executive officers), and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	our compensation committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards to our executive officers (including our named executive officers), and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award

Percentage Change
in the Closing
Market Price of the
Securities
Underlying the
Award Between
the Trading Day
Ending
Immediately Prior
to the Disclosure of
Material Nonpublic
Information and
the Trading Day
Beginning
Immediately Following
the Disclosure of
Material Nonpublic
Information

Vikram Karnani	11/12/2024	130,344	31.41	2,228,622	(2)%

Vikram Karnani | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name		Vikram Karnani
Underlying Securities | item		130,344
Exercise Price | $ / shares		$ 31.41
Fair Value as of Grant Date | $		$ 2,228,622
Underlying Security Market Price Change		(2)